Nature of Business (Narrative) (Details) - shares	9 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2015
Nature Of Business 1		450,000,000
Nature Of Business 2		11,250,000
Nature Of Business 3		40,415,485
Nature Of Business 4		1,010,391
Nature Of Business 1	450,000,000
Nature Of Business 2	11,250,000
Nature Of Business 3	53,278,818
Nature Of Business 4	1,331,977